May 01, 2016
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus, as supplemented

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Transamerica T. Rowe Price Small Cap VP

The second paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to Transamerica T. Rowe Price Small Cap VP, and the fifth paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica T. Rowe Price Small Cap VP” section of the Prospectus are deleted in their entirely and replaced with the following:

While the portfolio normally invests principally in small-cap U.S. common stocks, the sub-adviser may, to a lesser extent, invest in foreign stocks (up to 10% of total assets) or exchange traded funds in pursuit of its investment objective. The portfolio may invest a portion of its assets in securities such as stock, fixed-income securities or convertible securities issued by real estate investment trusts (“REITs”). The portfolio may invest directly in REITs, including equity REITs, mortgage REITs and hybrid REITs. The portfolio may, but need not, invest in derivatives, including stock index futures and options to manage or hedge risk. The portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.

The following is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus relating to Transamerica T. Rowe Price Small Cap VP:

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

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Investors Should Retain this Supplement for Future Reference

August 5, 2016